Note 34 - Insurance	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of insurance contracts [text block]
34.	INSURANCE

The Company has a program of risk management in order to hire coverage compatible with its size and operation. Coverage was contracted for amounts considered sufficient by management to cover possible losses, considering the nature of its activity, the risks involved in their operations and the orientation of its insurance advisors.